Summary of Significant Accounting Policies (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012
Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	2,102	(5,223)	(8,206)	10,127
Description of Lessee Leasing Arrangements, Capital Leases		a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Shipping, Handling and Transportation Costs	12,474	11,033	14,630	17,421